Summary of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jan. 28, 2012	Jan. 29, 2011
Deferred tax assets:
U.S. Federal tax credit and other carryforwards	$ 110	$ 93
State tax loss and other carryforwards	69	73
Foreign tax loss and other carryforwards	193	194
Straight line rent	133	133
Inventory	60	47
Insurance loss reserve	34	32
Restructuring charges	22	24
Other	113	116
Gross deferred tax assets before valuation allowance	734	712
Valuation allowance	(101)	(162)
Total deferred tax assets	633	550
Deferred tax liabilities:
Fixed assets	(199)	(204)
Undistributed earnings of foreign subsidiaries	(110)	(80)
Foreign currency translation	(23)	(21)
Other	(50)	(47)
Total deferred tax liabilities	(382)	(352)
Net deferred tax asset	$ 251	$ 198